UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

FAIRHOLME

Ignore the crowd.

(“COMPANY”)

FAIRHOLME FUNDS, INC.

THE FAIRHOLME FUND (FAIRX):
A NO-LOAD, NON-DIVERSIFIED FUND SEEKING LONG-TERM GROWTH OF CAPITAL

FAIRX

Managed by
FAIRHOLME CAPITAL MANAGEMENT, LLC
(“MANAGER”)

FOCIX

THE FAIRHOLME FOCUSED INCOME FUND (FOCIX):
A NO-LOAD, NON-DIVERSIFIED FUND SEEKING CURRENT INCOME

SEMI-ANNUAL REPORT

FOR THE 6 MONTHS ENDED MAY 31, 2010

1-866-202-2263
fairholmefunds.com

The chart above covers the period from inception of The Fairholme Fund (the “Fairholme Fund”) (December 29, 1999) to the end of the most recent fiscal semi-annual period (May 31, 2010).

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis that follows the Portfolio Manager’s Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. Any questions you have regarding the latest month-end performance can be obtained by calling shareholder services at 1-866-202-2263 or by visiting the Fairholme Funds, Inc. website at www.fairholmefunds.com.

Data for both the S&P 500 Index and the Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

*	$25,000 is the initial minimum investment of the Fairholme Focused Income Fund (the “Income Fund”).

The chart above covers the period from inception of the Income Fund (December 31, 2009) to the end of the most recent fiscal semi-annual period (May 31, 2010).

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis that follows the Portfolio Manager’s Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted within. Any questions you have regarding the latest month-end performance can be obtained by calling shareholder services at 1-866-202-2263 or by visiting the Fairholme Funds, Inc. website at www.fairholmefunds.com.

Data for both the Barclays Capital U.S. Aggregate Bond Index and the Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Income Fund distributions. The Barclay’s Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity.

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT

For the Six Months Ended June 30, 2010

This Portfolio Manager’s Report is based on calendar year performance and precedes a more formal Management Discussion and Analysis. Opinions of the Portfolio Manager are intended as such, and not as statements of fact requiring attestation. All references to portfolio investments are as of the latest public filing of the Fairholme Funds, Inc.’s (the “Funds” or “Fairholme”) holdings at the time of publication.

Mutual fund investing involves risks including loss of principal. Performance information quoted herein represents past performance and is not a guarantee of future results. The investment returns and principal values of investments in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance information quoted within. The Fairholme Fund imposes a 2.00% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee, which if imposed, would reduce returns. Any questions you have regarding the latest month-end performance can be obtained by calling shareholder services at 1-866-202-2263 or by visiting the Funds’ website at www.fairholmefunds.com. Additional information regarding the risks of investing in the Funds may be found in the Funds’ current Prospectus. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. Investors cannot invest directly in an index. Please refer to the back cover of this document for additional important disclosures.

July 12, 2010

To the Shareholders and Directors of Fairholme Funds, Inc.:

The Fairholme Fund earned 0.7% in the first six months of 2010 while the S&P 500 Index (“S&P 500”) lost 6.7%. Since inception, the Fund is up 255.4%, which compares favorably to the S&P 500’s loss of 14.8%. A $1 million investment in the Fund when it started on December 29, 1999 would be worth $3,554,438 at June 30, 2010 compared to $851,913 for a like investment in the S&P 500.

The Income Fund earned 3.4% with an average estimated maturity of less than one year in its first six months of life while the Barclays Capital U.S. Aggregate Bond Index earned 5.3% with an average maturity of 6.5 years.

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT (Continued)

For the Six Months Ended June 30, 2010

Below is a comparison of the Funds’ unaudited performance (after expenses) with that of the S&P 500 (before expenses) and the Barclays Capital U.S. Aggregate Bond Index (before expenses), both with dividends and distributions reinvested, for the period ending June 30, 2010.

Fairholme Fund Performance to 06/30/2010	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999
Cumulative:
Fairholme Fund	0.70%	20.46%	38.57%	226.10%	255.44%
S&P 500 Index	(6.65)%	14.43%	(3.91)%	(14.79)%	(14.81)%
Annualized:
Fairholme Fund		20.46%	6.74%	12.55%	12.83%
S&P 500 Index		14.43%	(0.79)%	(1.59)%	(1.51)%

At May 31, 2010, the Fairholme Fund’s Expense Ratio is 1.00%.

In the Funds’ current prospectus dated March 30, 2010, the Fairholme Fund’s Expense Ratio is 1.01%.

Income Fund Performance to 06/30/2010	Six Months	Since Inception 12/31/2009
Cumulative:
Income Fund	3.40%	3.40%
Barclays Capital U.S. Aggregate Bond Index	5.33%	5.33%

At May 31, 2010, the Income Fund’s Gross Expense Ratio is 1.00%, and the Net Expense Ratio is 0.50%.

In the Funds’ current Prospectus dated March 30, 2010, the Income Fund’s Gross Expense Ratio is 1.00% and Net Expense Ratio is 0.50%. The Manager has contractually agreed to waive a portion of its management fees and/or pay the Income Fund’s expenses in order to limit the net expenses of the Income Fund to 0.50% of the Income Fund’s daily average net assets. The fee waiver/expense limitation became effective on December 31, 2009 and shall remain in effect for at least one year after the effective date of the current Prospectus.

Over one-half of The Fairholme Fund’s assets are invested in securities of mostly hated financial services and real estate related companies. After all, “there is no job growth without economic growth; no economic growth without access to credit; no access to credit without a stable, functioning financial system.”1 Financials tend to lead markets into and then out of recessions followed by asset deflation and then inflation. Never being 100% certain as to events and timing, approximately 20% of the Fund’s assets are in relatively, short-maturity corporate debt and cash equivalents.

FAIRHOLME FUNDS, INC.

PORTFOLIO MANAGER’S REPORT (Continued)

For the Six Months Ended June 30, 2010

Over one-third of The Fairholme Focused Income Fund is invested in short-term credits of American International Group, Inc. (“AIG”), General Growth Properties, Inc. (“GGP”) and others that are perceived to be or are in actual financial stress. Underlying equities lead us to believe that all are “money good.” Nearly two-thirds of the Fund is invested in cash and what we consider to be cash equivalents.

You should also note our large and growing debt and equity holdings of AIG and GGP. Like their industry brethren, both were in critical condition from last year’s credit freeze and both appear to be thawing from near-death experiences. We believe a moderate climate will allow AIG to repay U.S. taxpayers and GGP to emerge from its self-induced bankruptcy. Further, Fairholme Funds has agreed to buy new GGP trust shares, subject to numerous terms and conditions.

Portfolios are positioned for today’s nascent recovery with its fits and starts. Don’t Lose remains Rule #1 as we strive to be greedy when most remain fearful about the future.

Please visit www.fairholmefunds.com/ecollection for interviews and articles that disseminate our views on specific holdings. We also ask that you request the electronic distribution of fund information from your custodian for faster fund communications.

Thank you for your continued support and trust,

Bruce R. Berkowitz Managing Member

[1]	Treasury Secretary Geithner’s testimony to Congressional Oversight Panel, June 22, 2010.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2010

The Fairholme Fund (“Fairholme Fund”) and The Fairholme Focused Income Fund (“Income Fund”) (collectively, the “Funds”) shares outstanding and unaudited net asset value (“NAV”) at May 31, 2010, the end of the Funds’ second fiscal quarter of 2010 and NAVs at other pertinent dates, were as follows:

	05/31/2010 Shares Outstanding	05/31/2010 NAV (unaudited)	11/30/2009 NAV (audited)	05/31/2009 NAV (unaudited)
Fairholme Fund	458,240,605	$32.22	$28.90	$24.48
Income Fund	23,668,394	$10.27	—	—

At June 30, 2010, the unaudited NAV’s of the Fairholme Fund and Income Fund were $30.30 and $10.26 per share, respectively.

Performance figures below are shown for the Fairholme Fund as of the end of the Fairholme Fund’s second fiscal quarter at May 31, 2010 and do not match calendar year figures for the period ended June 30, 2010 cited in the Portfolio Manager’s report.

Fairholme Fund Performance to 05/31/2010	Six Months	One Year	Five Years	Ten Years	Since Inception 12/29/1999
Cumulative:
Fairholme Fund	12.49%	32.80%	49.71%	237.17%	277.97%
S&P 500 Index	0.40%	20.99%	1.54%	(7.86)%	(10.10)%
Annualized:
Fairholme Fund		32.80%	8.40%	12.92%	13.61%
S&P 500 Index		20.99%	0.31%	(0.82)%	(1.02)%

For the six months ended May 31, 2010, the Fairholme Fund outperformed the S&P 500 Index (“S&P 500”) by 12.09 percentage points while over the last year the Fairholme Fund outperformed the S&P 500 by 11.81 percentage points. From inception, the Fairholme Fund outperformed the S&P 500 by 14.63 percentage points per annum or, on a cumulative basis, 288.07 percentage points over ten years and five months.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2010

Performance figures below are shown for the Income Fund as of the end of the Income Fund’s five month period ended at May 31, 2010 and do not match calendar year figures for the period ended June 30, 2010 cited in the Portfolio Manager’s report.

Income Fund Performance to 05/31/2010	Five Months	Since Inception 12/31/2009
Cumulative:
Income Fund	3.00%	3.00%
Barclays Capital U.S. Aggregate Bond Index	3.71%	3.71%

The Income Fund commenced operations on December 31, 2009, and since inception the Income Fund’s return at May 31, 2010 (five months) was 3.00% compared to a 3.71% return for the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”).

In the opinion of Fairholme Capital Management, L.L.C. (the “Manager”), performance over short intervals is likely to be less meaningful than a comparison of longer periods. Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Funds’ performance to that of unmanaged and diversified indices.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2010

The following charts show the top ten holdings by issuer and top ten holdings’ categories of the Fairholme Fund at May 31, 2010, listed by their percentage of the Fund’s net assets. Portfolio holdings are subject to change without notice.

Fairholme Fund Top Ten Holdings by Issuer* (% of Net Assets)

General Growth Properties, Inc./ The Rouse Co.	13.1%
American International Group, Inc./American General Finance Corp.	10.5%
Sears Holdings Corp.	7.7%
The Goldman Sachs Group, Inc.	5.4%
Citigroup, Inc.	5.4%
Berkshire Hathaway, Inc.	4.7%
Bank of America Corp.	4.4%
The St. Joe Co.	4.3%
Humana, Inc.	4.0%
AmeriCredit Corp.	3.6%

63.1%

Fairholme Fund Top Ten Categories (% of Net Assets)
Cash and Cash Equivalents**	14.9%
Real Estate Investment Trusts	13.4%
Multi-Line Insurance	10.5%
Diversified Banks	9.8%
Retail Department Stores	7.7%
Diversified Holding Companies	6.5%
Capital Markets	5.8%
Managed Health Care	4.8%
Consumer Finance	4.3%
Real Estate Management & Development	4.3%

82.0%

*	Excludes cash, commercial paper, money market funds and U.S. Treasury Bills.
**	Includes cash, commercial paper, money market funds, and U.S. Treasury Bills.

During the first six months of the 2010 fiscal year, the Fairholme Fund initiated positions in the following investments:

Domestic Equity Securities

American International Group, Inc.	The Goldman Sachs Group, Inc.
Bank of America Corp.	MBIA, Inc.
CIT Group, Inc.	Morgan Stanley

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2010

Domestic Preferred Stocks

American International Group, Inc., Convertible Preferred, 8.500%

Domestic Corporate Bonds

American General Finance Corp., a wholly owned subsidiary of American International Group, Inc. (various bonds)

Commercial paper has been purchased from various issuers spanning several different industries.

During the last six months of the fiscal year, the Fund materially disposed of holdings in the following investments:

Domestic Equity Securities

Burlington Northern Santa Fe Corp.	United Rentals, Inc.
Forest Laboratories, Inc.	WellPoint, Inc.
Pfizer, Inc.

Foreign Equity Securities

Fortescue Metals Group Ltd.

Domestic Corporate Bonds

AmeriCredit Corp., 8.500%, 07/01/2015

CIT Group, Inc. (various bonds)

United Rentals, Inc., Subordinate Debenture, 7.750%, 11/15/2013

The Fairholme Fund also increased and decreased existing portfolio holdings. Such changes may not appear obvious due to additions or withdrawals of capital as a result of Fund share purchases or redemptions.

Not all dispositions or additions to the portfolio are material, and, while the Funds and its Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Funds’ Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular corporation and its industry, and not on short-term price movements. However, certain strategies

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2010

of the Manager in carrying out the Funds’ investment policies may result in shorter holding periods. Investors are further cautioned not to rely on short-term results, both with respect to profits and losses on any individual investment in the Funds, as well as with respect to each Fund’s shares themselves.

Securities whose market value increases significantly affected the Fairholme Fund’s overall portfolio value (including realized and unrealized gains) for the first six months of the fiscal year included holdings in the following investments:

Domestic Equity Securities

AmeriCredit Corp.	Humana, Inc.
Berkshire Hathaway, Inc., Class B	Regions Financial Corp.
CIT Group, Inc.	Sears Holdings Corp.
Comcast Corp., Special, Class A	The St. Joe Co.
Hertz Global Holdings, Inc.	WellPoint, Inc.

Domestic Convertible Bonds

General Growth Properties LP, Convertible, 3.980%, 04/15/2027

Securities whose market value declines significantly affected the Fairholme Fund’s overall portfolio value (including realized and unrealized losses) for the first six months of the fiscal year included holdings in the following investment:

Domestic Equity Securities

The Goldman Sachs Group, Inc.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2010

The following charts show the top holdings by issuer and top holdings’ categories of the Income Fund at May 31, 2010, listed by their percentage of the Fund’s net assets. Portfolio holdings are subject to change without notice.

Income Fund Top Holdings by Issuer* (% of Net Assets)

American General Finance Corp./American International Group, Inc.	23.5%
General Growth Properties, Inc.	8.6%
Regions Financial Corp.	1.3%
CIT Group, Inc.	0.8%
Clarke, Inc.	0.7%
Wells Fargo & Co.	0.6%
M&I Marshall & Ilsley Bank	0.4%

35.9%

Income Fund Top Categories (% of Net Assets)

Cash and Cash Equivalents**	66.0%
Multi-Line Insurance	23.5%
Real Estate Investment Trusts	8.6%
Regional Banks	1.7%
Commercial Finance	0.8%
Freight Transportation	0.7%
Diversified Banks	0.6%

101.9%

*	Excludes cash, commercial paper, money market funds and U.S. Treasury Bills.
**	Includes cash, commercial paper, money market funds, and U.S. Treasury Bills.

During the first six months of the fiscal year, the Income Fund initiated all the positions held at May 31, 2010 and did not materially dispose of any holdings.

Securities whose market value increases significantly affected the Income Fund’s overall portfolio value (including realized and unrealized gains) for the first six months of the fiscal year included holdings in the following investments:

Floating Rate Loan Interests

American General Financial Corp., 5.100%, 07/09/2010

General Growth Properties Tranche Loan, 0.000%, 02/24/2010

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2010

Securities whose market value declines significantly affected the Income Fund’s overall portfolio value (including realized and unrealized losses) for the first six months of the fiscal year included holdings in the following investment:

Domestic Corporate Bonds

American General Finance Corp., 5.850%, 06/01/2013

The fact that securities decline in value does not always indicate that the Manager believes these securities to be less attractive — in fact, the Manager believes that some price declines present buying opportunities. However, shareholders are cautioned that it is possible that some securities mentioned in this discussion may no longer be owned by the Funds subsequent to the end of the fiscal period and that the Funds may have made significant new purchases that are not yet required to be disclosed. It is the Funds’ general policy not to disclose portfolio holdings other than when required by relevant law or regulation.

The Manager invests the Funds’ assets in securities to the extent it finds reasonable investment opportunities and may invest a significant portion of the Funds’ assets in liquid, low-risk securities or cash. The Funds’ Manager views such liquidity as a strategic asset and may invest a significant portion of cash and liquid assets in other more risky securities at any time, particularly under situations where markets are weak or a particular industry’s securities decline sharply. At May 31, 2010, the Funds’liquidity (consisting of cash, commercial paper, deposit accounts, money-market funds, and U.S. Treasury Bills) represented 14.9% and 66.0% of the Fairholme Fund and Income Fund total net assets, respectively. It should be noted that since inception, the Funds have held, on average, a significant percentage of assets in liquid low-risk securities or cash without, in the opinion of the Manager, negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by the Funds’ liquidity.

The Funds’ Management (officers of Fairholme Fund, Inc.), Board, and Manager are aware that large cash inflows may adversely affect the Funds’ performance. However, Management of the Funds, after consulting with the Funds’ Manager, does not believe that inflows have negatively affected performance. To the contrary, the Manager believes that such cash inflows have helped the Funds make opportunistic investments. Management and the Board monitor cash inflows and outflows and intend to take appropriate actions if they believe future performance is likely to be negatively impacted by net inflows. As of the date of this report, no such actions are contemplated.

FAIRHOLME FUNDS, INC.

MANAGEMENT DISCUSSION & ANALYSIS (Continued)

For the Six Months Ended May 31, 2010

The Funds transact in non-U.S. securities and securities of corporations domiciled outside of the United States. It is the intent of the Funds to have the Manager employ a consistent value-based investment philosophy which may expose the Funds to risk of adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Funds’ Statement of Additional Information.

The Funds are considered to be “non-diversified” under the Investment Company Act of 1940, which means that the Funds can invest greater percentage of their assets in fewer securities than a diversified fund. The Funds may also have a greater percentage of their assets invested in particular industries than a diversified fund, exposing the Funds to the risk of unanticipated industry conditions as well as risks specific to a single corporation.

The Independent Directors of the Board continue to believe that it is in the best interests of the Funds’ shareholders to have Mr. Berkowitz serve as Chairman of the Board given his experience, commitment, and significant personal investment in the Funds; the present constitution of the Funds’ Board and policies; and current rules and regulations. At May 31, 2010, a majority of the Board is by statute independent of the Manager, no stock option or restricted stock plans exist, Officers receive no direct compensation from the Funds, and Directors affiliated with the Manager receive no compensation for being Directors.

The Officers and Directors (and their affiliates) of the Funds continue to have a significant and increasing personal stake in the Fairholme Fund and Income Fund, holding an aggregate 5,569,000 and 2,719,000 shares, respectively, at May 31, 2010. While there is no requirement that Officers and Directors own shares of the Fund, the Officers and Directors believe that such holdings help to align the interests of the Funds’ Management and the Board with those of the Funds’ shareholders. Since inception, the Funds have been advised by the Manager. Certain Directors and Officers of the Funds are also Members and Officers of the Manager or FCM Services, Inc., a wholly owned subsidiary of the Manager. For more complete information about the Funds, or to obtain a current prospectus, please visit www.fairholmefunds.com or call shareholder services at 1-866-202-2263.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2009

through May 31, 2010 (unaudited)

As a shareholder of the Funds, you incur two types of costs: direct costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on Fairholme Fund shares redeemed within 60 days of purchase), and wire transfer fees. As a shareholder, you also incur indirect costs, such as the management fee paid to the Manager by the Funds.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fairholme Fund at December 1, 2009 and held for the entire six month period ending May 31, 2010 and for the Income Fund invested at December 31, 2009 and held for the five month period ending May 31, 2010.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Funds with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

FAIRHOLME FUNDS, INC.

EXPENSE EXAMPLE (Continued)

For the Six Month Period from December 1, 2009

through May 31, 2010 (unaudited)

Please note that the column titled “Expenses Paid During the Period” in the tables below is meant to highlight your ongoing costs only. Therefore, the second line of the tables are useful in comparing ongoing costs only, does not reflect any direct costs, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

Fairholme Fund	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period* December 1, 2009 Through May 31, 2010
Actual	$1,000.00	$1,124.91	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

Income Fund	Beginning Account Value December 31, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period** December 31, 2009 Through May 31, 2010
Actual	$1,000.00	$1,029.98	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$2.10

*

Expenses are equal to the Fairholme Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fairholme Fund’s Ending Account Value on the first line in the table is based on its actual total return of 12.49% for the six-month period of December 1, 2009 to May 31, 2010.

**

Expenses are equal to the Income Fund’s annualized expense ratio of 0.50% after management fee waiver, multiplied by the average account value over the period, multiplied by 152 days/365 days (to reflect the five month period). The Income Fund’s Ending Account Value on the first line in the table is based on its actual total return of 3.00% for the period of December 31, 2009 (the day the Income Fund commenced operations) to May 31, 2010.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 65.7%
	AEROSPACE AND DEFENSE — 2.7%
20,430,500	Spirit Aerosystems Holdings, Inc., Class A (a)	$397,986,140

	CABLE & SATELLITE TV — 3.3%
7,394,900	Comcast Corp., Class A	133,773,741
20,429,800	Comcast Corp., Special, Class A	351,801,156

		485,574,897

	CAPITAL MARKETS — 5.8%
5,578,900	The Goldman Sachs Group, Inc.	804,812,114
2,050,100	Morgan Stanley	55,578,211

		860,390,325

	COMMERCIAL FINANCE — 2.5%
10,000,829	CIT Group, Inc. (a)(b)	367,930,499

	COMMERCIAL SERVICES & SUPPLIES — 3.1%
34,004,900	Hertz Global Holdings, Inc. (a)(b)	386,295,664
10,223,900	RSC Holdings, Inc. (a)(b)	74,736,709

		461,032,373

	CONSUMER FINANCE — 3.6%
24,959,145	AmeriCredit Corp. (a)(b)	539,616,715

	DIVERSIFIED BANKS — 9.8%
41,626,700	Bank of America Corp.	655,204,258
201,896,100	Citigroup, Inc. (a)	799,508,556

		1,454,712,814

	DIVERSIFIED HOLDING COMPANIES — 6.5%
3,959	Berkshire Hathaway, Inc., Class A (a)	419,297,690
3,826,350	Berkshire Hathaway, Inc., Class B (a)	269,948,993
12,123,274	Leucadia National Corp. (a)	265,742,170

		954,988,853

	MANAGED HEALTH CARE — 4.8%
12,811,600	Humana, Inc. (a)(b)	589,974,180

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2010 (unaudited)

Shares		Value
	MANAGED HEALTH CARE (Continued)
4,228,200	Wellcare Health Plans, Inc. (a)(b)	$115,260,732

		705,234,912

	MULTI-LINE INSURANCE — 6.8%
28,509,000	American International Group, Inc. (a)	1,008,648,420

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
2,939,448	Winthrop Realty Trust (b)	37,624,934

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.3%
23,036,502	The St. Joe Co. (a)(b)	636,959,280

	REGIONAL BANKS — 3.5%
67,636,004	Regions Financial Corp. (b)	516,062,711

	RETAIL DEPARTMENT STORES — 7.7%
12,860,071	Sears Holdings Corp. (a)(b)	1,132,457,852

	SURETY INSURANCE — 1.0%
19,108,500	MBIA, Inc. (a)	142,358,325

	TRANSPORTATION EQUIPMENT & LEASING — 0.0%
201,049	TAL International Group, Inc. (b)(c)(d)	4,582,007

TOTAL DOMESTIC EQUITY SECURITIES (COST $8,538,908,063)
		9,706,161,057

	FOREIGN EQUITY SECURITIES — 1.3%
	CANADA — 1.0%
	DISTRIBUTION & WHOLESALE — 0.0%
196,317	CanWel Building Materials Group Ltd.	779,746

	OIL & GAS DRILLING — 1.0%
11,912,000	Ensign Energy Services, Inc. (b)	149,862,106

TOTAL CANADA		150,641,852

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2010 (unaudited)

Shares		Value
	UNITED KINGDOM — 0.3%
	DIVERSIFIED FINANCIAL SERVICES — 0.3%
748,168	JZ Capital Partners Ltd.	$3,137,699
417,917	JZ Capital Partners Ltd. (d)(e)	1,752,679
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares (d)(e)	40,636,500

		45,526,878

TOTAL FOREIGN EQUITY SECURITIES (COST $ 246,163,643)		196,168,730

	DOMESTIC PREFERRED STOCKS — 1.7%
	MULTI-LINE INSURANCE — 1.7%
26,703,326	American International Group, Inc., Convertible Preferred, 8.500%	248,874,998

TOTAL DOMESTIC PREFERRED STOCKS (COST $ 271,131,577)		248,874,998

	WARRANTS — 0.5%
	REAL ESTATE INVESTMENT TRUSTS — 0.5%
16,960,427	General Growth Properties, Inc., Warrants, Vested, $15, Expire 05/10/2017 (c)(d)	70,419,693
25,440,641	General Growth Properties, Inc., Warrants, Nonvested, $15, Expire 05/10/2017 (c)(d)	0

TOTAL WARRANTS (COST $ 0)		70,419,693

Principal
	ASSET BACKED SECURITIES — 0.7%
	CONSUMER FINANCE — 0.7%
$ 50,645,000	AmeriCredit Automobile Receivables Trust 10.750%, 04/06/2015, Class B (c)(d)(e)	53,430,475
43,677,290	13.150%, 04/06/2015, Class C (c)(d)(e)	44,563,939

TOTAL ASSET BACKED SECURITIES (COST $ 88,793,041)		97,994,414

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2010 (unaudited)

Principal		Value
	DOMESTIC CORPORATE BONDS — 3.2%
	COMMERCIAL FINANCE — 0.4%
$ 29,999,991	CIT Group, Inc. 7.000%, 05/01/2016 (b)	$27,224,992
35,830,844	7.000%, 05/01/2017 (b)	32,337,337

		59,562,329

	MULTI-LINE INSURANCE — 2.0%
1,745,000	American General Finance Corp. (j) 4.625%, 09/01/2010, MTN, Series H	1,736,275
101,060,000	4.000%, 03/15/2011, MTN, Series H (c)	96,764,950
10,700,000	5.625%, 08/17/2011, MTN (c)	10,304,100
39,000,000	4.875%, 07/15/2012, MTN, Series I	35,100,000
56,020,000	5.900%, 09/15/2012, MTN	50,698,100
91,700,000	5.375%, 10/01/2012, MTN, Series H	82,071,500
25,500,000	5.850%, 06/01/2013, MTN	22,440,000

		299,114,925

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
28,100,000	The Rouse Co. LP Trust Co., 6.750%, 05/01/2013 (e)(f)(k)	30,980,250
65,946,000	The Rouse Co. LP, 7.200%, 09/15/2012 (f)(k)	74,189,250

		105,169,500

	REGIONAL BANKS — 0.1%
7,000,000	Regions Financial Corp., Subordinate Debenture, 6.375%, 05/15/2012 (b)	7,061,600

TOTAL DOMESTIC CORPORATE BONDS (COST $ 420,947,340)		470,908,354

	DOMESTIC CONVERTIBLE BONDS — 5.9%
	REAL ESTATE INVESTMENT TRUSTS — 5.9%
857,064,000	General Growth Properties, LP, Convertible, 3.980%, 04/15/2027 (e)(f)(g)	878,490,600

TOTAL DOMESTIC CONVERTIBLE BONDS (COST $ 748,740,947)		878,490,600

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2010 (unaudited)

Principal		Value
	FLOATING RATE LOAN INTERESTS — 7.0%
	COMMERCIAL FINANCE — 0.5%
$77,000,000	CIT Group, Inc. Secured Tranche Loan, 13.000%, 01/20/2012 (b)(c)(g)	$79,310,000

	MEDIA & BROADCASTING — 0.5%
79,239,810	Spanish Broadcasting System, Inc. Tranche B Loan, 2.050%, 06/10/2012 (c)(d)(g)	71,315,829

	REAL ESTATE INVESTMENT TRUSTS — 6.0%
858,463,346	General Growth Properties Tranche Loan, 0.000%, 02/24/2010 (f)(g)	880,611,700

TOTAL FLOATING RATE LOAN INTERESTS (COST $ 949,574,910)		1,031,237,529

	COMMERCIAL PAPER — 4.8%
	CHEMICALS & ALLIED PRODUCTS — 3.2%
49,750,000	Dow Chemical Co. 1.255%, 06/07/2010	49,739,636
25,000,000	1.255%, 06/08/2010	24,993,924
74,750,000	1.255%, 06/14/2010	74,716,258
24,550,000	1.255%, 06/21/2010	24,532,951
25,000,000	1.255%, 06/24/2010	24,980,035
24,000,000	1.255%, 06/28/2010	23,977,500
45,000,000	1.255%, 08/02/2010	44,892,913
50,000,000	1.255%, 08/03/2010	49,878,935
49,650,000	1.255%, 08/09/2010	49,517,206
49,100,000	1.255%, 08/10/2010	48,966,576
49,000,000	1.255%, 08/12/2010	48,862,624

		465,058,558

	CONSUMER FINANCE — 1.6%
140,500,000	American Express Co. 0.240%, 06/14/2010	140,487,824
100,000,000	0.230%, 06/28/2010	99,982,750

		240,470,574

TOTAL COMMERCIAL PAPER (COST $ 705,593,835)		705,529,132

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2010 (unaudited)

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 6.8%
$200,000,000	T-Bill 0.130%, 06/17/2010 (h)	$199,988,445
200,000,000	T-Bill 0.165%, 07/08/2010 (h)	199,966,083
200,000,000	T-Bill 0.155%, 08/12/2010 (h)	199,940,000
200,000,000	T-Bill 0.160%, 08/19/2010 (h)	199,934,200
200,000,000	T-Bill 0.251%, 10/07/2010 (h)	199,881,200

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $ 999,643,816)		999,709,928

Shares
	MONEY MARKET FUNDS — 2.1%
304,816,071	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.270% ( i)	304,816,071

TOTAL MONEY MARKET FUNDS (COST $ 304,816,071)		304,816,071

TOTAL INVESTMENTS — 99.7% (COST $ 13,274,313,243)		14,710,310,506

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	55,049,722

NET ASSETS — 100.0%		$14,765,360,228

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 7.
(c)

Security fair valued under procedures approved by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. The value of these securities totals $430,690,993, which represents 2.92% of the Fund’s net assets. Such securities may be classified as Level 2 measurements if observable inputs used in the determination of fair value are available.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2010 (unaudited)

(d)

Restricted and illiquid security under procedures approved by the Board of Directors and according to the Fund’s liquidity guidelines. The value of these securities totals $286,701,122, which represents 1.94% of the Fund’s net assets. Information related to these securities is as follows:

Principal Amount/ Acquisition Shares	Issuer	Acquisition Date (s)	Acquisition Cost	05/31/2010 Carrying Value Per Unit
$50,645,000	AmeriCredit Automobile Receivables Trust 10.750%, 04/05/2015, Class B	11/25/2008	$44,160,846	$105.5000
$43,677,290	13.150%, 04/05/2015, Class C	11/25/2008	41,538,396	102.0300
16,960,427	General Growth Properties, Inc., Warrants, Vested, $15, Expire 05/10/2017	05/10/2010	—	4.1520
25,440,641	General Growth Properties, Inc., Warrants, Nonvested, $15, Expire 05/10/2017	05/10/2010	—	—
417,917	JZ Capital Partners Ltd.	02/05/2002-11/30/2004	5,295,999	4.1938
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares	06/16/09	32,945,540	4.1938
201,049	TAL International Group, Inc.	04/14/2009-04/21/2009	1,502,465	22.7905

(e)

Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $1,049,854,443, which represents 7.11% of the Fund’s net assets.

(f)	Security in default.
(g)	Variable rate security. The rate shown is as of May 31, 2010.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of May 31, 2010.
(j)	A wholly owned subsidiary of American International Group, Inc.
(k)	A wholly owned subsidiary of General Growth Properties, Inc.
MTN Medium	Term Note.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2010 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $ 9,582,626,790)	$10,013,013,188
Affiliated Issuers (Cost — $ 3,691,686,453)	4,697,297,318

Total Investments, at Fair Value (Cost — $ 13,274,313,243)	14,710,310,506
Cash	185,436,208
Receivable for Capital Shares Sold	49,800,157
Dividends and Interest Receivable	8,768,961
Prepaid Expenses	2,373

Total Assets	14,954,318,205

Liabilities
Payable for Investments Purchased	142,108,132
Payable for Capital Shares Redeemed	22,548,594
Accrued Management Fees	12,797,999
Accrued Miscellaneous Liabilities	551,816
Payable to Custodian	10,951,436

Total Liabilities	188,957,977

NET ASSETS	$14,765,360,228

Net Assets Consist of:
Paid-In-Capital	$13,587,713,211
Accumulated Undistributed Net Investment Income	17,792,131
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(276,142,377)
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	1,435,997,263

NET ASSETS	$14,765,360,228

Shares of Common Stock Outstanding* ($0.0001 par value)	458,240,605

Net Asset Value, Offering and Redemption Price Per Share ($ 14,765,360,228 / 458,240,605 shares)	$32.22

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2010
Investment Income
Interest — Unaffiliated Issuers	$34,543,983
Interest — Affiliated Issuers	4,439,205
Dividends — Unaffiliated Issuers (net of $ 312,908 in foreign taxes withheld)	49,394,376
Dividends — Affiliated Issuers (net of $ 290,696 in foreign taxes withheld)	3,637,874

Total Investment Income	92,015,438

Expenses
Management Fees	65,800,177
Other Expenses	115,672

Total Expenses	65,915,849

Net Investment Income	26,099,589

Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments
Unaffiliated Issuers	243,736,574
Affiliated Issuers	115,580,894
Net Realized Gain on Foreign Currency Related Transactions	44,974
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	847,326,120

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	1,206,688,562

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,232,788,151

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2010 (unaudited)	For the Fiscal Year Ended November 30, 2009
CHANGE IN NET ASSETS
From Operations
Net Investment Income	$26,099,589	$94,196,826
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	359,362,442	(626,793,059)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	847,326,120	3,292,304,778

Net Increase in Net Assets from Operations	1,232,788,151	2,759,708,545

From Dividends and Distributions to Shareholders
Net Investment Income	(98,019,007)	(33,451,154)
Net Realized Capital Gains from
Investment Transactions	—	(137,550,971)

Net Decrease in Net Assets from Dividends and Distributions	(98,019,007)	(171,002,125)

From Capital Share Transactions
Proceeds from Sale of Shares	4,276,223,059	3,759,608,492
Shares Issued in Reinvestment of Dividends and Distributions	90,569,282	158,280,356
Redemption Fees	1,644,964	1,976,693
Cost of Shares Redeemed	(1,295,855,964)	(2,646,701,215)

Net Increase in Net Assets from Shareholder Activity	3,072,581,341	1,273,164,326

NET ASSETS
Net Increase in Net Assets	4,207,350,485	3,861,870,746
Net Assets at Beginning of Period	10,558,009,743	6,696,138,997

Net Assets at End of Period	$14,765,360,228	$10,558,009,743

Accumulated Undistributed Net Investment Income	$17,792,131	$89,711,549

SHARES TRANSACTIONS
Issued	130,091,557	158,536,199
Reinvested	3,047,378	7,494,335
Redeemed	(40,197,937)	(120,330,980)

Net Increase in Shares	92,940,998	45,699,554
Shares Outstanding at Beginning of Period	365,299,607	319,600,053

Shares Outstanding at End of Period	458,240,605	365,299,607

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended
	May 31, 2010		For the Fiscal Year Ended November 30,
	(unaudited)		2009	2008		2007		2006		2005
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR	$28.90		$20.95	$32.30		$29.40		$25.45		$22.36

Investment Operations
Net Investment Income(1)	0.06		0.28	0.13		0.26		0.31		0.38
Net Realized and Unrealized Gain (Loss) on Investments	3.53		8.20	(10.79	)(2)	3.05	(2)	4.33	(2)	3.31	(2)

Total from Investment Operations	3.59		8.48	(10.66)		3.31		4.64		3.69

Dividends and Distributions
From Net Investment Income	(0.27)		(0.11)	(0.22)		(0.24)		(0.22)		(0.07)
From Realized Capital Gains	—		(0.43)	(0.48)		(0.17)		(0.48)		(0.53)

Total Dividends and Distributions	(0.27)		(0.54)	(0.70)		(0.41)		(0.70)		(0.60)

Redemption Fees(1)	0.00	(3)	0.01	0.01	(2)	0.00	(2)(3)	0.01	(2)	0.00	(2)(3)

NET ASSET VALUE, END OF PERIOD/YEAR	$32.22		$28.90	$20.95		$32.30		$29.40		$25.45

TOTAL RETURN	12.49	%(4)	41.48%	(33.69)%		11.42%		18.71%		16.84%
Ratio/Supplemental Data
Net Assets, End of Period/Year (in 000’s)	$14,765,360		$10,558,010	$6,696,139		$6,463,009		$3,701,457		$1,440,868
Ratio of Expenses to Average Net Assets:
Before Expenses Reimbursed	1.00	%(5)	1.00%	1.01	%(6)	1.00%		1.00%		1.00%
After Expenses Reimbursed	1.00	%(5)	1.00%	1.01	%(6)	1.00%		1.00	%(7)	1.00%
Ratio of Net Investment Income to Average Net Assets	0.40	%(5)	1.14%	0.44%		0.85%		1.12%		1.55%
Portfolio Turnover Rate	35.41	%(4)	71.09%	81.35%		14.10%		20.27%		37.36%

(1)	Based on average shares outstanding.
(2)

Redemption fees per share, which were previously reported as a component of net realized and unrealized gain (loss) on investments per share, have been reclassified to conform to the current presentation and are now separately reported.

(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	Annualized.
(6)	0.01% is attributable to shareholder meeting expenses borne by the Fund outside of the normal 1.00% management fee.
(7)	Expenses reimbursed represent less than 0.01%.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)

Shares		Value
	DOMESTIC PREFERRED STOCKS — 2.3%
	DIVERSIFIED BANKS — 0.6%
57,200	Wells Fargo & Co., Preferred, 8.000%	$1,515,800

	MULTI-LINE INSURANCE — 1.7%
440,600	American International Group, Inc., Convertible Preferred, 8.500%	4,106,392

TOTAL DOMESTIC PREFERRED STOCKS (COST $ 6,133,642)		5,622,192

	WARRANTS — 0.3%
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
182,430	General Growth Properties, Inc., Warrants, Vested, $15, Expire 05/10/2017 (a)(b)	757,449
273,645	General Growth Properties, Inc., Warrants, Nonvested, $15, Expire 05/10/2017 (a)(b)	0

TOTAL WARRANTS (COST $ 0)		757,449

Principal
	DOMESTIC CORPORATE BONDS — 24.3%
	COMMERCIAL FINANCE — 0.8%
$2,000,000	CIT Group, Inc., 7.000%, 05/01/2013	1,925,000

	MULTI-LINE INSURANCE — 21.8%
1,000,000	American General Finance Corp. (h) 4.625%, 09/01/2010, MTN, Series H	995,000
8,000,000	4.000%, 03/15/2011, MTN, Series H	7,660,000
800,000	5.625%, 08/17/2011, MTN (a)	770,400
14,000,000	4.875%, 07/15/2012, MTN, Series I	12,600,000
800,000	5.900%, 09/15/2012, MTN (a)	724,000
9,841,000	5.375%, 10/01/2012, MTN, Series H	8,807,695
24,500,000	5.850%, 06/01/2013, MTN	21,560,000

		53,117,095

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2010 (unaudited)

Principal		Value
	REGIONAL BANKS — 1.7%
$ 1,000,000	M&I Marshall & Ilsley Bank, Subordinate Debenture, 5.250%, 09/04/2012 (a)	$999,300
3,000,000	Regions Financial Corp., Subordinate Debenture, 6.375%, 05/15/2012	3,026,400

		4,025,700

TOTAL DOMESTIC CORPORATE BONDS (COST $ 59,810,732)		59,067,795

	DOMESTIC CONVERTIBLE BONDS — 0.6%
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
1,300,000	General Growth Properties, LP, Convertible, 3.980%, 04/15/2027 (c)(d)(e)	1,332,500

TOTAL DOMESTIC CONVERTIBLE BONDS (COST $ 1,236,625)		1,332,500

	FOREIGN CONVERTIBLE BONDS — 0.7%
	CANADA — 0.7%
	FREIGHT TRANSPORTATION — 0.7%
2,039,000	Clarke, Inc., Convertible Subordinate Debenture, 6.000%, 12/31/2013	1,782,478

TOTAL FOREIGN CONVERTIBLE BONDS (COST $ 1,800,531)		1,782,478

	FLOATING RATE LOAN INTERESTS — 7.7%
	REAL ESTATE INVESTMENT TRUSTS — 7.7%
18,300,000	General Growth Properties Tranche Loan, 0.000%, 02/24/2010 (c)(e)	18,772,140

TOTAL FLOATING RATE LOAN INTERESTS (COST $ 18,009,363)		18,772,140

	COMMERCIAL PAPER — 25.5%
	CHEMICALS & ALLIED PRODUCTS — 3.8%
250,000	Dow Chemical Co. 1.255%, 06/07/2010	249,948

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2010 (unaudited)

Principal		Value
	CHEMICALS & ALLIED PRODUCTS (Continued)
$250,000	1.255%, 06/14/2010	$249,887
450,000	1.255%, 06/21/2010	449,688
1,000,000	1.255%, 06/28/2010	999,063
5,000,000	1.255%, 08/02/2010	4,988,102
350,000	1.255%, 08/09/2010	349,064
900,000	1.255%, 08/10/2010	897,554
1,000,000	1.255%, 08/12/2010	997,196

		9,180,502

	CONSUMER FINANCE — 3.9%
9,500,000	American Express Co. 0.240%, 06/14/2010	9,499,177

	RETAIL DEPARTMENT STORES — 17.8%
	Sears Roebuck Acceptance Corp.
3,500,000	1.909%, 06/07/2010	3,498,892
1,800,000	1.909%, 06/14/2010	1,798,765
11,000,000	1.906%, 06/21/2010	10,988,389
11,000,000	1.907%, 06/29/2010	10,983,744
10,000,000	1.908%, 07/12/2010	9,978,361
6,000,000	1.909%, 07/19/2010	5,984,800

		43,232,951

TOTAL COMMERCIAL PAPER (COST $ 61,914,423)		61,912,630

	U.S. GOVERNMENT OBLIGATIONS — 28.8%
10,000,000	T-Bill 0.164%, 07/08/2010 (f)	9,998,320
10,000,000	T-Bill 0.165%, 07/08/2010 (f)	9,998,304
10,000,000	T-Bill 0.220%, 09/09/2010 (f)	9,995,560
10,000,000	T-Bill 0.220%, 09/16/2010 (f)	9,995,100
20,000,000	T-Bill 0.251%, 10/07/2010 (f)	19,988,120
10,000,000	T-Bill 0.230%, 10/14/2010 (f)	9,993,440

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $ 69,957,500)		69,968,844

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2010 (unaudited)

Shares		Value
	MONEY MARKET FUNDS — 8.2%
19,914,048	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.270% (g)	$19,914,048

TOTAL MONEY MARKET FUNDS (COST $ 19,914,048)		19,914,048

TOTAL INVESTMENTS — 98.4% (COST $ 238,776,864)		239,130,076

	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%	3,976,045

NET ASSETS — 100.0%		$243,106,121

(a)

Security fair valued under procedures approved by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. The value of these securities totals $2,493,700, which represents 1.03% of the Fund’s net assets. Such securities may be classified as Level 2 measurements if observable inputs used in the determination of fair value are available.

(b)

Restricted and illiquid security under procedures approved by the Board of Directors and according to the Fund’s liquidity guidelines. The value of these securities totals $757,449, which represents 0.31% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date (s)	Acquisition Cost	05/31/2010 Carrying Value Per Unit
182,430	General Growth Properties, Inc., Warrants, Vested, $15, Expire 05/10/2017	05/10/2010	$—	$4.1520
273,645	General Growth Properties, Inc., Warrants, Nonvested, $15, Expire 05/10/2017	05/10/2010	$—	$—

(c)	Variable rate security. The rate shown is as of May 31, 2010.
(d)

Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $1,332,500, which represents 0.55% of the Fund’s net assets.

(e)	Security in default.
(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of May 31, 2010.
(h)	A wholly owned subsidiary of American International Group, Inc. MTN Medium Term Note.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2010 (unaudited)

Assets
Investments, at Fair Value (Cost — $ 238,776,864)	$239,130,076
Cash	8,515,282
Receivable for Capital Shares Sold	1,667,531
Dividends and Interest Receivable	1,303,552

Total Assets	250,616,441

Liabilities
Payable for Investments Purchased	6,426,000
Payable for Capital Shares Redeemed	45,049
Accrued Management Fees	99,378
Accrued Miscellaneous Liabilities	5,574
Payable to Custodian	934,319

Total Liabilities	7,510,320

NET ASSETS	$243,106,121

Net Assets Consist of:
Paid-In-Capital	$241,223,920
Accumulated Undistributed Net Investment Income	1,540,285
Net Accumulated Realized Loss on Investments and Foreign Currency Related Transactions	(10,452)
Net Unrealized Appreciation on Investments and Foreign Currency Related Transactions	352,368

NET ASSETS	$243,106,121

Shares of Common Stock Outstanding* ($0.0001 par value)	23,668,394

Net Asset Value, Offering and Redemption Price Per Share ($243,106,121 / 23,668,394 shares)	$10.27

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Period Ended May 31, 2010*
Investment Income
Interest	$1,959,306
Dividends (net of $ 378 in foreign taxes withheld)	401,339

Total Investment Income	2,360,645

Expenses
Management Fees	557,747

Total Expenses	557,747

Less: Management Fee Waiver	(278,874)

Net Expenses	278,873

Net Investment Income	2,081,772

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments	(10,452)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	352,368

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	341,916

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,423,688

*	The Fairholme Focused Income Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended May 31, 2010 (unaudited)*
CHANGE IN NET ASSETS
From Operations
Net Investment Income	$2,081,772
Net Realized Loss on Investments	(10,452)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions	352,368

Net Increase in Net Assets from Operations	2,423,688

From Dividends and Distributions to Shareholders
Net Investment Income	(541,487)

Net Decrease in Net Assets from Dividends and Distributions	(541,487)

From Capital Share Transactions
Proceeds from Sale of Shares	267,939,899
Shares Issued in Reinvestment of Dividends	493,718
Cost of Shares Redeemed	(27,209,697)

Net Increase in Net Assets from Shareholder Activity	241,223,920

NET ASSETS
Net Increase in Net Assets	243,106,121
Net Assets at Beginning of Period	—

Net Assets at End of Period	$243,106,121

Accumulated Undistributed Net Investment Income	$1,540,285
SHARES TRANSACTIONS
Issued	26,262,067
Reinvested	47,748
Redeemed	(2,641,421)

Net Increase in Shares	23,668,394
Shares Outstanding at Beginning of Period	—

Shares Outstanding at End of Period	23,668,394

*	The Fairholme Focused Income Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Period Ended May 31, 2010 (unaudited)(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

Investment Operations
Net Investment Income(2)	0.16
Net Realized and Unrealized Gain on Investments	0.14

Total from Investment Operations	0.30

Dividends and Distributions
From Net Investment Income	(0.03)

Total Dividends and Distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.27

TOTAL RETURN	3.00	%(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$243,106
Ratio of Expenses to Average Net Assets:
Before Expenses Reimbursed	1.00	%(4)
After Expenses Reimbursed	0.50	%(4)
Ratio of Net Investment Income to Average Net Assets	3.73	%(4)
Portfolio Turnover Rate	22.43	%(3)

(1)	The Fairholme Focused Income Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

May 31, 2010 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 900,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (“Fairholme Fund”) and 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“Income Fund”). The Fairholme Fund and the Income Fund (the “Funds”) are non-diversified funds. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances the Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C. (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, various asset classes and market sectors. The equity securities in which the Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund invests in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities, short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fairholme Fund invests in fixed-income securities without regard to maturity or the rating of the issuer of the security. The Fairholme Fund also invests in “special situations” to achieve its objective. “Special situation” investments may include either equity or fixed-income investments such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. The Manager serves as investment adviser to the Fairholme Fund.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

The Income Fund’s investment objective is to provide current income, other forms of cash distributions and capital preservation. Under normal circumstances the Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. The Income Fund will typically invest in the securities of 15 to 50 issuers. To maintain maximum flexibility, the securities in which the Income Fund may invest include, but are not limited to, corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and participations), government and agency debt securities of the U.S. and foreign countries, convertible bonds and other convertible securities and equity securities, including preferred and common stock and interests in real estate investment trusts. Although the Income Fund normally holds a focused portfolio of securities, the Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Income Fund.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each of the Funds in the preparation of its financial statements.

Security Valuation: Securities traded on any exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price or using such other valuation methods that the Manager believes would provide a more accurate indication of fair value. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.

Fixed-income securities generally are valued by using market quotations when readily available, but may be valued on the basis of prices furnished by independent pricing services when no such market quotations exist and when the Manager believes such prices accurately reflect the fair value of such securities. Pricing services generally use electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities in addition to sale or bid prices.

Short-term investments in fixed-income securities with maturities of less than sixty days when acquired, or long-term securities which are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available; when securities are determined to be illiquid or restricted; or when in the judgment of the Manager, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

to make such a judgment include, but are not limited to, the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; and (g) actions of the securities markets, such as the suspension or limitation of trading.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of May 31, 2010 is as follows:

	Valuation Inputs			Total Fair Value at 05/31/2010
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities Transportation Equipment & Leasing	$—	$—	$4,582,007	$4,582,007
Other Industries*	9,701,579,050	—	—	9,701,579,050
Foreign Equity Securities*	196,168,730	—	—	196,168,730
Domestic Preferred Stocks*	248,874,998	—	—	248,874,998
Warrants*	—	—	70,419,693	70,419,693
Asset Backed Securities	—	97,994,414	—	97,994,414
Domestic Corporate Bonds	—	470,908,354	—	470,908,354
Domestic Convertible Bonds	—	878,490,600	—	878,490,600
Floating Rate Loan Interests	—	1,031,237,529	—	1,031,237,529
Commercial Paper	—	705,529,132	—	705,529,132
U.S. Government Obligations	—	999,709,928	—	999,709,928
Money Market Funds	304,816,071	—	—	304,816,071

TOTAL INVESTMENTS	$10,451,438,849	$4,183,869,957	$75,001,700	$14,710,310,506

INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Preferred Stocks*	$5,622,192	$—	$—	$5,622,192
Warrants*	—	—	757,449	757,449
Domestic Corporate Bonds	—	59,067,795	—	59,067,795
Domestic Convertible Bonds	—	1,332,500	—	1,332,500
Foreign Convertible Bonds	—	1,782,478	—	1,782,478
Floating Rate Loan Interests	—	18,772,140	—	18,772,140
Commercial Paper	—	61,912,630	—	61,912,630
U.S. Government Obligations	—	69,968,844	—	69,968,844
Money Market Funds	19,914,048	—	—	19,914,048

TOTAL INVESTMENTS	$25,536,240	$212,836,387	$757,449	$239,130,076

*	Industry classifications for these categories are detailed in the Schedules of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	FAIRHOLME FUND			INCOME FUND
	Assets: Investments (Fair Value)			Assets: Investments (Fair Value)
	Domestic Equity Securities	Warrants	Total Investments	Warrants	Total Investments
	Transportation Equipment & Leasing	Real Estate Investment Trusts		Real Estate Investment Trusts
Balance as of 11/30/2009 (1)	$—	$—	$—	$—	$—
Accrued discounts/(premiums)	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/depreciation (2)	1,111,015	70,419,693	71,530,708	757,449	757,449
Net purchases/(sales)	—	0	0	0	0
Transfers in and/or out of Level 3 (3)	3,470,992	—	3,470,992	—	—

Balance as of 05/31/2010	$4,582,007	$70,419,693	$75,001,700	$757,449	$757,449

Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 05/31/2010 (2)	$1,111,015	$70,419,693	$71,530,708	$757,449	$757,449

(1)	There were no Level 3 investments held at November 30, 2009 in the Fairholme Fund.
(2)	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(3)	The Funds’ policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Funds’ Manager is currently evaluating the impact this will have on the Funds’ financial statement disclosures.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

Warrants: The Funds may invest in warrants which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

As of May 31, 2010, the value of warrants with equity risk exposure is $70,419,693 for the Fairholme Fund and included with Investments, at Fair Value - Unaffiliated Issuers on the Statement of Assets and Liabilities. As of May 31, 2010, the value of warrants with equity risk exposure is $757,449 for the Income Fund and included with Investments, at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2010, the effect of warrants with equity risk exposure held of $70,419,693 and $757,449 for the Fairholme Fund and the Income Fund, respectively, is included with Net Change in Unrealized Appreciation on Investments and Foreign Currency Related Transactions on the Statement of Operations. The Funds’ open derivative warrant positions at May 31, 2010 are indicative of the volume of shares held during the period.

During the reporting period, each Fund entered into a definitive agreement to acquire new equity capital of the reorganized General Growth Properties, Inc. upon its emergence from bankruptcy. Each Fund’s commitments under the agreement are subject to certain cutbacks and conditions, including without limitation the solicitation and receipt of required creditor approvals and the approval of the acquisitions by the bankruptcy court. Given market conditions and the contractual protections and uncertainties associated with each Fund’s commitments under the agreement, as of May 31, 2010 the fair value of the commitments was not material.

Federal Income Taxes: Each Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

Dividends and Distributions: The Fairholme Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

The Fairholme Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. The Income Fund intends to declare and pay net investment income distributions (if any) quarterly in March, June, September and December. The Income Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of both contingent assets and liabilities, at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Payable to Custodian: As of May 31, 2010, the Funds recorded bank overdrafts resulting from the estimation of available cash.

Redemption Fee: The Fairholme Fund assesses a 2% fee on the proceeds of Fairholme Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fairholme Fund for the benefit of remaining shareholders. The redemption fees retained by the Fairholme Fund during the six months ended May 31, 2010 and the fiscal year ended November 30, 2009, amounted to $1,644,964 and $1,976,693, respectively.

Other: The Funds account for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld where recovery is uncertain, and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Funds may invest in countries that require governmental approval for the repatriation

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to the Investment Management Agreements, the Company pays a management fee to the Manager for its provision of investment advisory and operating services to the Company. The management fee is paid at an annual rate equal to 1.00% of the daily average net assets of each of the Funds. Under the Investment Management Agreements, the Manager is responsible for paying all of the Funds expenses including, but not limited to, expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies, except for commissions, brokerage fees and other transaction costs, taxes, interest, litigation expenses, acquired fund fees and related expenses, and other extraordinary expenses. With regard to the Income Fund only, the Manager has contractually agreed to waive a portion of its management fee and/or pay Income Fund expenses (excluding costs and expenses for which the Manager is not responsible under the Income Fund’s Investment Management Agreement) so that the Income Fund’s operating expenses (after such waiver or payment) will not exceed an annual rate of 0.50% of the daily average net assets of the Income Fund. The fee waiver/expense limitation became effective on December 31, 2009 and shall remain in effect for at least one year after the effective date of the current Prospectus and until the effective date of the Income Fund’s Prospectus incorporating the Income Fund’s audited financial statements for the Income Fund’s fiscal year ending November 30, 2010. The Income Fund’s management fee waiver/expense limitation may continue from year-to-year thereafter as determined by the Manager and approved by the Board. The Manager may be reimbursed for fee waivers and/or expense limitation payments made on behalf of the Income Fund in the prior three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount actually paid by the Income Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the fee waiver/expense limitation for that year, or, if no such fee waiver/expense limitation is effective for that year, the Management Fee payable by the Income Fund to the

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

Manager for that year. The Funds paid commissions, other brokerage fees, and security registration expenses during the period. The Manager earned $65,800,177 from the Fairholme Fund and $278,873 from the Income Fund for their services during the six months ended May 31, 2010. Certain Directors and Officers of the Funds are also Members and Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2010, purchases and sales of investment securities, other than short-term investments, aggregated for the Fairholme Fund were $6,185,801,581, and $4,025,000,559 respectively. For the period of five months ended May 31, 2010, purchases and sales of investment securities, other than short-term investments, aggregated for the Income Fund were $99,661,968, and $13,702,024, respectively.

Note 5. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at May 31, 2010 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Fairholme Fund	$13,282,229,007	$1,765,465,212	$(337,383,713)	$1,428,081,499
Income Fund	238,776,864	1,945,168	(1,591,956)	353,212

The difference between book basis and tax basis net unrealized appreciation in the Funds is attributable primarily to the tax deferral of losses on wash sales.

At November 30, 2009, the Fairholme Fund had a net capital loss carryforward for federal income tax purposes of $613,778,949 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

The Funds’ tax basis capital gains are determined only at the end of each fiscal year. Therefore, the components of distributable earnings on a tax basis will be included in the Annual Report dated November 30, 2010.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

The tax character of dividends and distributions paid by the Funds were as follows:

	Fairholme Fund		Income Fund
	For the Six Months Ended May 31, 2010	For the Fiscal Year Ended November 30, 2009	For the Period Ended May 31, 2010
Dividends and Distributions paid from:
Ordinary Income	$98,019,007	$33,453,214	$541,487
Short-Term Capital Gain	—	—	—
Long-Term Capital Gain	—	137,548,911	—

	$98,019,007	$171,002,125	$541,487

Management of the Funds has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and the prior year) are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7. Transactions in Shares of Affiliates

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Fairholme Fund as of May 31, 2010 amounted to $4,697,297,318 representing 31.81% of net assets. There were no affiliated companies of the Income Fund as of May 31, 2010.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

Transactions in the Fairholme Fund during the six months ended May 31, 2010 in which the issuer was an “affiliated person” are as follows:

Fairholme Fund

	November 30, 2009		Gross Additions
	Shares/ Par Value	Cost	Shares/ Par Value	Cost
AmeriCredit Corp.	31,814,670	$285,666,145	—	$—
CIT Group, Inc.(a)	—	—	12,330,529	340,107,759
Ensign Energy Services, Inc.	12,104,100	206,614,920	—	—
Hertz Global Holdings, Inc.	49,493,500	309,909,344	—	—
Humana, Inc.	13,621,400	449,084,620	—	—
Regions Financial Corp.(b)	28,560,804	154,850,425	39,075,200	234,039,012
RSC Holdings, Inc.	7,598,800	52,914,631	2,625,100	18,389,750
Sears Holdings Corp.	13,587,371	1,130,445,721	—	—
TAL International Group, Inc.(b)	254,099	1,919,575	—	—
The St. Joe Co.	23,036,502	605,388,875	—	—
United Rental, Inc.(c)	4,755,232	84,875,223	—	—
WellCare Health Plans, Inc.	4,218,200	147,506,555	10,000	277,125
Winthrop Realty Trust	2,988,648	27,048,650	—	—
AmeriCredit Corp. 8.500%, 07/01/2015(c)	$32,225,000	25,129,271	$—	—
CIT Group, Inc., 7.000% 05/01/2016(a)	$—	—	$44,879,175	33,876,857
CIT Group, Inc., 7.000% 05/01/2017(a)	$—	—	$62,830,845	47,427,590
CIT Group, Inc. Secured Tranche Loan, 13.000% 01/20/2012(b)	$85,000,000	88,622,500	$17,500,000	18,284,507
Regions Financial Corp., Subordinate Debenture, 6.375%, 05/15/2012(a)	$—	—	$7,000,000	6,829,250
Sears Roebuck Acceptance Corp. 1.909%, 12/03/2009(c)	$30,000,000	29,996,833	$—	—
Sears Roebuck Acceptance Corp. 1.909%, 12/14/2009(c)	$50,000,000	49,965,694	$—	—
Sears Roebuck Acceptance Corp. 1.908%, 12/22/2009(c)	$20,000,000	19,977,833	$—	—
Sears Roebuck Acceptance Corp. 1.910%, 12/23/2009(c)	$50,000,000	49,941,944	$—	—
United Rental, Inc. 7.750%, 11/15/2013(c)	$128,451,000	100,885,686	$—	—

Total		$3,820,744,445		$699,231,850

(a)	Company was not held in the portfolio at November 30, 2009.
(b)	Company was not an “affiliated company” at November 30, 2009.
(c)	Company is no longer held in the portfolio at May 31, 2010.

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

Gross Deductions		May 31, 2010			Realized Gain (Loss)	Investment Income
Shares/ Par Value	Cost	Shares/ Par Value	Cost	Fair Value
6,855,525	$89,869,003	24,959,145	$195,797,142	$539,616,715	$72,658,307	$—
2,329,700	68,845,616	10,000,829	271,262,143	367,930,499	9,132,349	—
192,100	4,087,993	11,912,000	202,526,927	149,862,106	(1,365,379)	1,713,532
15,488,600	120,189,258	34,004,900	189,720,086	386,295,664	79,328,725	—
809,800	31,475,638	12,811,600	417,608,982	589,974,180	4,349,655	—
		67,636,004	388,889,437	516,062,711	—	961,968
—	—	10,223,900	71,304,381	74,736,709	—	—
727,300	94,800,305	12,860,071	1,035,645,416	1,132,457,852	(25,397,477)	—
53,050	417,110	201,049	1,502,465	4,582,007	535,946	55,409
—	—	23,036,502	605,388,875	636,959,280	—	—
4,755,232	84,875,223	—	—	—	(43,019,239)	—
—	—	4,228,200	147,783,680	115,260,732	—	—
49,200	509,932	2,939,448	26,538,718	37,624,934	243,436	906,965
$32,225,000	24,106,250	$—	—	—	1,820,380	967,630
$14,879,184	11,231,487	$29,999,991	23,078,759	27,224,992	—	1,485,884
$27,000,001	20,380,833	$35,830,844	27,475,478	32,337,337	—	1,705,768
$25,500,000	26,595,029	$77,000,000	80,311,978	79,310,000	(946,279)	—
$—	—	$7,000,000	6,851,986	7,061,600	—	162,227
$30,000,000	30,000,000	$—	—	—	—	3,167
$50,000,000	50,000,000	$—	—	—	—	34,306
$20,000,000	20,000,000	$—	—	—	—	22,167
$50,000,000	50,000,000	$—	—	—	—	58,056
$128,451,000	100,885,686	$—	—	—	18,240,470	—

	$828,269,363		$3,691,686,453	$4,697,297,318	$115,580,894	$8,077,079

FAIRHOLME FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

May 31, 2010 (unaudited)

Note 8. Indemnifications

Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on its experience to date, the Funds expect the risk of loss to be remote.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION

May 31, 2010

Board of Directors (unaudited)

The Board of Directors has overall responsibility for conduct of the Company’s affairs. The day-to-day operations of the Fund are managed by the Manager, subject to the Bylaws of the Company and review by the Board. The Directors and Officers of the Company are listed below.

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years and Other Relevant Experience§	Funds Overseen by Director	Other Directorships Held by Director
Interested Directors and Officers

Bruce R. Berkowitz* Age 51	Director, President	Mr. Berkowitz has served as a Director of the Company since December 15, 1999.	Managing Member, Fairholme Capital Management, L.L.C., a registered investment adviser, since October 1997.	2	None

Cesar L. Alvarez, Esq.* Age 62	Director	Mr. Alvarez has served as a Director of the Company since May 19, 2008.	Chief Executive Officer of Greenberg Traurig, P.A. since 1997.	2	Chairman, Board of Directors, Mednax Medical Group, Inc.; Co-Leading Director, Watsco, Inc.; Director, Intrexon Corporation; Director, Texpack Inc.

Charles M. Fernandez* Age 48	Director, Vice President	Mr. Fernandez has served as a Director and a Vice President of the Company since November 5, 2008.	President, Fairholme Capital Management, L.L.C. since November 2008; Chief Operating Officer, Fairholme Capital Management L.L.C. from 2007 to 2008; President, Lakeview Health Systems LLC from 2003 to 2007.	2	Director, Miami Children’s Hospital Foundation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, L.L.C., 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
*	Mssrs. Berkowitz, Fernandez and Alvarez are each an interested person, as defined in the 1940 Act, of the Company because of their affiliation with the Manager.
**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.
§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

May 31, 2010

Board of Directors (unaudited)

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served**	Principal Occupation(s) During Past 5 Years and Other Relevant Experience§	Funds Overseen by Director	Other Directorships Held by Director
Independent Directors^

Terry L. Baxter Age 64	Independent Director	Mr. Baxter has served as a Director of the Company since May 19, 2008.	Retired.	2	Director, Main Street America Group

Howard S. Frank Age 69	Independent Director	Mr. Frank has served as a Director of the Company since May 7, 2007.	Vice Chairman, Chief Operating Officer, and Director, Carnival Corporation & plc.	2	Director, Steamship Mutual Trust; Vice Chairman, New World Symphony

Avivith Oppenheim, Esq. Age 59	Independent Director	Ms. Oppenheim has served as a Director of the Company since December 15, 1999.	Attorney-at-Law.	2	None

Leigh Walters, Esq. Age 64	Independent Director	Mr. Walters has served as a Director of the Company since December 15, 1999.	Vice-President and Director, Valcor Engineering Corporation. Attorney-at-Law.	2	Director, Valcor Engineering Corporation

†	Unless otherwise indicated, the address of each Director of the Company is c/o Fairholme Capital Management, L.L.C., 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
^	Directors who are not “interested persons” of the Company as defined under the 1940 Act.
**	Each Director serves for an indefinite term. Each officer serves for an annual term and until his or her successor is elected and qualified.
§

The information reported includes the principal occupation during the last five years for each Director and other information relating to the professional experiences, attributes and skills relevant to each Director’s qualifications to serve as Director.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

May 31, 2010

Board of Directors (unaudited)

Additional Officers of the Company

Name, Age & Address†	Position(s) Held with the Company	Term of Office & Length of Time Served*	Principal Occupation(s) During Past 5 Years
Tim Biedrzycki Age 61	Treasurer and Secretary	Mr. Biedrzycki has served as the Treasurer of the Company since November 2008, and has served as Secretary of the Company since April 2009.	Chief Executive Officer and President, FCM Services, Inc. since July 2008; Chief Operating Officer, FCM Services, Inc. from February 2007 to June 2008; Managing Director, Citco Mutual Fund Services August 2005 to February 2007.

Paul R. Thomson Age 53	Chief Compliance Officer	Mr. Thomson has served as Chief Compliance Officer since April 2010 and previously served in the position from November 2008 to January 2009. Prior to serving as the Chief Compliance Officer, initially he was the treasurer from January 2008 to November 2008.	Chief Compliance Officer, Fairholme Capital Management L.L.C. since April 2010; Chief Financial Officer, Fairholme Capital Management L.L.C. from January 2008 to present; Managing Director of Colliers-Seeley, Inc. until 2007; Chief Financial Officer and Treasurer of Big City Radio, Inc. from 1996-2004.

†	Unless otherwise indicated, the address of each Officer of the Company is c/o Fairholme Capital Management, L.L.C., 4400 Biscayne Blvd., 9th Floor, Miami, FL 33137.
*	Each officer serves for an annual term and until his or her successor is elected and qualified.

FAIRHOLME FUNDS, INC.

ADDITIONAL INFORMATION (Continued)

May 31, 2010

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. These policies, procedures and records for the twelve month period ended June 30, 2009 are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o PNC Global Investment Servicing (US), Inc. (which will be renamed BNY Mellon Investment Servicing (US) Inc. effective July 1, 2010), P.O. Box 9692, Providence, RI, 02940, by calling shareholder services toll free at 1-866-202-2263, or by visiting the Company’s website at www.fairholmefunds.com. The Company’s proxy voting policies, procedures, and records may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. The Fairholme Fund files Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fairholme Funds Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Board of Directors

CESAR L. ALVAREZ, ESQ. • TERRY L. BAXTER • BRUCE R. BERKOWITZ

CHARLES M. FERNANDEZ • HOWARD S. FRANK

AVIVITH OPPENHEIM, ESQ. • LEIGH WALTERS, ESQ.

Officers

BRUCE R. BERKOWITZ

President

CHARLES M. FERNANDEZ

Vice President

TIMOTHY K. BIEDRZYCKI

Treasurer & Secretary

PAUL R. THOMSON

Chief Compliance Officer

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

4400 BISCAYNE BLVD.

MIAMI, FL 33137

305-358-3000

Dividend Paying Agent Transfer Agent

PNC GLOBAL INVESTMENT SERVICING (U.S.), INC.

(WHICH WILL BE RENAMED BNY MELLON INVESTMENT SERVICING (US) INC.

EFFECTIVE JULY 1, 2010)

760 MOORE ROAD

KING OF PRUSSIA, PA 19406

Custodian

PFPC TRUST COMPANY

301 BELLEVUE PARKWAY

WILMINGTON, DE 19809

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 MARKET STREET

PHILADELPHIA, PA 19103

Legal Counsel

SEWARD & KISSEL, LLP

1200 G STREET, NW

WASHINGTON, DC 20005

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. (WHICH WILL BE RENAMED BNY MELLON DISTRIBUTORS, INC. EFFECTIVE JULY 1, 2010). EFFECTIVE JULY 26, 2010, THE DISTRIBUTOR OF THE FUNDS WILL BE FAIRHOLME DISTRIBUTORS, INC.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed registrants.

Not applicable to open-end investment companies.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to open-end investment companies.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 28, 2010

By (Signature and Title)*	/s/ Timothy K. Biedrzycki
Timothy K. Biedrzycki, Treasurer
(principal financial officer)

Date July 28, 2010

*	Print the name and title of each signing officer under his or her signature.